Total Vessel Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Total Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company in each of the years ended December 31, 2021, 2022 and 2023, as presented in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Time charter revenues	102,785,442	150,216,130	97,515,511
Total Vessel revenues	$102,785,442	$150,216,130	$97,515,511